Commitments and Contingencies (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Minimum future lease payments
October 1, 2016 through December 31, 2016	$ 324
2017	1,537
2018	1,239
2019	925
2020	699
2021	626
2022 and thereafter	922
Total payments	$ 6,272